RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease payments	$ 191	$ 159
Depreciation and interest expense of lease	179	160
Accounts payable	$ 1	$ 3